Note 6 - Long-term Investments (Details Textual)	1 Months Ended	3 Months Ended		45 Months Ended
	Oct. 30, 2015	Mar. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Jun. 30, 2008 USD ($)	Dec. 31, 2016 USD ($)	Oct. 31, 2004
Income (Loss) from Equity Method Investments		$ (47,000)	$ (46,000)
Shivee Tolgoi and Javhlant [Member]
Mining Licenses, Term		30 years
Mining Licenses, Number of Renewal Rights		2
Mining Licenses, Renewal Rights, Renewal Term		20 years
Shivee Tolgoi [Member]
Ownership in Mining License		100.00%
OTLLC [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate	2.00%	2.00%
Entree/Oyu Tolgoi JV Property [Member]
Joint Venture Property, Cumulative Expenditures		$ 29,000,000
Income (Loss) from Equity Method Investments		0	(100,000)
Accrued Interest Expense		100,000	$ 100,000
Entree/Oyu Tolgoi JV Property [Member] | Long-term Investment [Member]
Equity Method Investments		$ 100,000			$ 100,000
Entree/Oyu Tolgoi JV Property [Member] | OTLLC [Member]
Exploration Expense, Mining				$ 35,000,000
Percentage Interest Owned in All Minerals Extracted Below a Sub-surface Depth of 560 Metres				80.00%
Percentage Interest Owned in All Minerals Extracted from Surface to a Depth of 560 Metres				70.00%
Entree/Oyu Tolgoi JV Property [Member] | Minimum [Member]
Equity Method Investment, Ownership Percentage		20.00%
Entree/Oyu Tolgoi JV Property [Member] | Maximum [Member]
Equity Method Investment, Ownership Percentage		30.00%
OTLLC [Member] | The Government of Mongolia [Member]
Equity Method Investment, Ownership Percentage						34.00%